Schedule IV - Schedule of Reinsurance Level 1 (Notes)	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Text Block]

	Successor Company
	As of December 31, 2019
Type of Investment	Cost	Fair Value	Amount at Which Shown on Balance Sheet
Fixed Maturities
Bonds and notes
U.S. government and government agencies and authorities (guaranteed and sponsored)	$1,494	$1,602	$1,602
States, municipalities and political subdivisions	705	761	761
Foreign governments	382	409	409
Public utilities	1,370	1,472	1,472
All other corporate bonds	6,033	6,649	6,649
All other mortgage-backed and asset-backed securities	3,036	3,095	3,095
Total fixed maturities, available-for-sale	13,020	13,988	13,988
Fixed maturities, at fair value using fair value option	6	6	6
Total fixed maturities	13,026	13,994	13,994
Equity Securities
Common stocks
Industrial, miscellaneous and all other	31	31	31
Non-redeemable preferred stocks	14	14	14
Total equity securities, at fair value	45	45	45
Mortgage loans	2,241	2,331	2,241
Policy loans	1,467	1,467	1,467
Futures, options and miscellaneous	369	20	20
Real estate acquired in satisfaction of debt	14	14	14
Short-term investments	550	550	550
Investments in partnerships and trusts	939		939
Total investments	$18,651		$19,270

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
For the Year Ended December 31, 2019 (Successor Company)
Life insurance in force	$249,728	$181,779	$378	$68,327	1%
Insurance revenues
Life insurance and annuities	$2,350	$1,602	$115	$863	13%
Accident and health insurance	25	25	—	—	—%
Total insurance revenues	$2,375	$1,627	$115	$863	13%
For the Period of June 1, 2018 to December 31, 2018 (Successor Company)
Life insurance in force	$259,930	$191,858	$487	$68,559	1%
Insurance revenues
Life insurance and annuities	$1,404	$937	$66	$533	12%
Accident and health insurance	35	35	—	—	—%
Total insurance revenues	$1,439	$972	$66	$533	12%
For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company)
Life insurance in force	$266,190	$197,736	$515	$68,969	1%
Insurance revenues
Life insurance and annuities	$1,033	$658	$48	$423	11%
Accident and health insurance	26	26	—	—	—%
Total insurance revenues	$1,059	$684	$48	$423	11%
For the Year Ended December 31, 2017 (Predecessor Company)
Life insurance in force	$271,213	$202,003	$526	$69,736	1%
Insurance revenues
Life insurance and annuities	$2,361	$1,466	$116	$1,011	11%
Accident and health insurance	73	73	—	—	—%
Total insurance revenues	$2,434	$1,539	$116	$1,011	11%